STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Total	Preferred Stock [Member]	Receipts on Account of Shares [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
BALANCE at Dec. 31, 2013	$ (596,822)	$ 8,562		$ 72,444	$ 88,543	$ (766,371)
BALANCE (Share) at Dec. 31, 2013		3,000,000	0	27,000,000
CHANGES DURING THE YEAR ENDED
Issuance of ordinary shares, net of issuance expenses	273,840	$ 0		$ 17,048	256,792	0
Issuance of ordinary shares, net of issuance expenses (Share)		0	0	6,352,200
Proceeds on account of ordinary shares	57,356	$ 0			0	0
Proceeds on account of ordinary shares (Shares)		0	57,356	0
Loss for the year	(322,067)	$ 0			0	(322,067)
BALANCE at Dec. 31, 2014	(587,693)	$ 8,562		$ 89,492	345,335	(1,088,438)
BALANCE (Share) at Dec. 31, 2014		3,000,000	57,356	33,352,200
CHANGES DURING THE YEAR ENDED
Issuance of ordinary shares, net of issuance expenses	659,485	$ 0		$ 62,395	597,090	0
Issuance of ordinary shares, net of issuance expenses (Share)		0	0	24,479,800
Ordinary shares issued, for previous receipts for shares	0	$ 0		$ 355	57,001	0
Ordinary shares issued, for previous receipts for shares (Shares)		0	(57,356)	123,900
Stock-based compensation	219,239	$ 248		$ 2,539	216,452	0
Stock-based compensation (Shares)		96,195	0	1,000,000
Loss for the year	(818,541)	$ 0		$ 0	0	(818,541)
BALANCE at Dec. 31, 2015	(527,510)	$ 8,810		$ 154,781	1,215,878	(1,906,979)
BALANCE (Share) at Dec. 31, 2015		3,096,195	0	58,955,900
CHANGES DURING THE YEAR ENDED
Issuance of ordinary shares, net of issuance expenses	566,569	$ 0		$ 11,669	554,900	0
Issuance of ordinary shares, net of issuance expenses (Share)		0	0	4,518,406
Stock-based compensation	161,430	$ 614		$ 0	160,816	0
Stock-based compensation (Shares)		237,276	0	0
Exercise of stock options	$ 273	$ 0		$ 273	0	0
Number of Options, Exercised	103,428	0	0	103,428
Stock-based compensation for consulting services	$ 48,750	$ 0		$ 0	48,750	0
Loss for the year	(653,461)	0		0	0	(653,461)
BALANCE at Dec. 31, 2016	$ (403,949)	$ 9,424		$ 166,723	$ 1,980,344	$ (2,560,440)
BALANCE (Share) at Dec. 31, 2016		3,333,471	0	63,577,734